Trade and other receivables and other assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current
Other assets-Rental deposits	€ 1,867	€ 1,948
Other assets-Others	100
Trade receivables and contract assets and other assets non-current	1,967	1,948
Current
Trade receivables	25,656	12,709
Contract assets	3,543	3,884
Receivables due from shareholders		2,766
Payables due to holders of vested options		2,769
Other assets	8,286	5,846
Trade receivables and contract assets and other assets current	37,485	25,205
Total non-current and current trade receivables and contract assets and other assets	39,452	27,153
Credit loss rates in relation to the outstanding trade receivables and contract assets
Impairment of financial assets	3,738	752	€ 792
Cash deposits provided as security for bank loans	1,628
Bank guarantee	€ 3,256
Current value added tax receivables		1,311
Minimum
Current
Receivables payment terms	30 days
Maximum
Current
Receivables payment terms	90 days
Other assets
Credit loss rates in relation to the outstanding trade receivables and contract assets
Current value added tax receivables	€ 226	1,311
Prepaid expenses	4,431	3,481
Receivables from exercise of share based payments granted	1,253	0
Receivables from COVID 19 bank or credit card transactions	1,076	0
Receivables from grants	442	€ 409
Other assets | Rostock headquarters building
Credit loss rates in relation to the outstanding trade receivables and contract assets
Cash deposits provided as security for bank loans	1,500
Bank guarantee	3,000
Other assets | Berlin Offices
Credit loss rates in relation to the outstanding trade receivables and contract assets
Cash deposits provided as security for bank loans	128
Bank guarantee	257
Other assets | Plant and other equipment, furniture and fixtures Certain plant and machineries
Non-current
Other assets-Rental deposits	190
Other assets | LPC GmbH
Credit loss rates in relation to the outstanding trade receivables and contract assets
Consideration receivable for the sale of LPC	€ 100